Share-Based Payments - Warrants (Details)	12 Months Ended
	Dec. 31, 2020 EquityInstruments item SEK (kr) $ / shares shares	Dec. 31, 2019 EquityInstruments $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrant programs | item	2
Number of shares holder receives when warrant is exercised | kr	1
Allotted Warrants, beginning of year | EquityInstruments	2,575,586
Allotted Warrants, end of year | EquityInstruments	1,279,086	2,575,586
Weighted-Average Exercise Price, beginning of year	$ 58
Weighted-Average Exercise Price, end of year		$ 58
Warrants Program 2018/2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued | shares		856,586
Subscription price per share		$ 74.30
Warrants Program 2019/2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued | shares	422,500
Subscription price per share	$ 74.50
Exercised during the period | EquityInstruments	1,296,500
Allotted Warrants, end of year | EquityInstruments	1,279,086
Weighted-Average Exercise Price, exercised during the period	$ 42
Weighted-Average Exercise Price, end of year	$ 74
Warrants of Warrant Program 2017/2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares into which each warrant may be converted | shares	250
Number of instruments granted | EquityInstruments	5,186
Exercise price, share awards granted	$ 74	$ 58
Allotted Warrants, beginning of year | EquityInstruments	1,296,500
Allotted Warrants, end of year | EquityInstruments	0	1,296,500
Weighted-Average Exercise Price, end of year	$ 42.36
Registration of the issue of shares | shares	1,296,500